Per Share Data	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Per Share Data
28. Per Share Data
Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2018, 2019 and 2020 is as follows:
In fiscal 2018, the diluted EPS calculation excludes stock compensation for 192 thousand shares, as they were antidilutive. In fiscal 2019 and 2020, there was no stock compensation which was antidilutive.

	Millions of yen
	2018	2019	2020
Net Income attributable to ORIX Corporation shareholders	¥313,135	¥323,745	¥302,700

	Thousands of shares
	2018	2019	2020
Weighted-average shares	1,281,238	1,280,020	1,275,166
Effect of dilutive securities
Stock compensation	1,314	1,107	1,153

Weighted-average shares for diluted EPS computation	1,282,552	1,281,127	1,276,319

	Yen
	2018	2019	2020
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥244.40	¥252.92	¥237.38
Diluted	244.15	252.70	237.17

Note:
The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation (1,946,561 shares, 1,740,314 shares and 1,735,570 shares in fiscal 2018, 2019 and 2020).